As filed with the Securities and Exchange Commission on February 2, 2017

1933 Act File No. 033-11387

1940 Act File No. 811-04984

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. ____	☐

Post-Effective Amendment No. 276	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 277	☒

(Check appropriate box or boxes.)

AMERICAN BEACON FUNDS

(Exact Name of Registrant as Specified in Charter)

220 East Las Colinas Boulevard, Suite 1200

Irving, Texas 75039

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (817) 391-6100

Gene L. Needles, Jr., President 220 East Las Colinas Boulevard Suite 1200 Irving, Texas 75039 (Name and Address of Agent for Service)	With copies to: Kathy K. Ingber, Esq. K&L Gates LLP 1601 K Street, NW Washington, D.C. 20006-1600

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s Prospectus for the Y Class, Institutional Class, and Investor Class shares of the American Beacon ARK Disruptive Innovation Fund which was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 275 to the Registrant’s registration statement on January 25, 2017.

SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 276 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irving and the State of Texas, on February 2, 2017.

AMERICAN BEACON FUNDS
By:	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr
President

            Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 276 Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene L. Needles, Jr.	President (Principal Executive Officer)	February 2, 2017
Gene L. Needles, Jr.

/s/ Melinda G. Heika	Treasurer (Principal Financial Officer)	February 2, 2017
Melinda G. Heika

Gilbert G. Alvarado*	Trustee	February 2, 2017
Gilbert G. Alvarado

Joseph B. Armes*	Trustee	February 2, 2017
Joseph B. Armes

Gerard J. Arpey*	Trustee	February 2, 2017
Gerard J. Arpey

Brenda A. Cline*	Trustee	February 2, 2017
Brenda A. Cline

Eugene J. Duffy*	Trustee	February 2, 2017
Eugene J. Duffy

Thomas M. Dunning*	Trustee	February 2, 2017
Thomas M. Dunning

Alan D. Feld*	Trustee	February 2, 2017
Alan D. Feld

Richard A. Massman*	Chairman and Trustee	February 2, 2017
Richard A. Massman

Barbara J. McKenna*	Trustee	February 2, 2017
Barbara J. McKenna

R. Gerald Turner*	Trustee	February 2, 2017
R. Gerald Turner

*By	/s/ Rosemary K. Behan
Rosemary K. Behan, Attorney-in-Fact

EXHIBIT INDEX

Type	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

POWER OF ATTORNEY

I, Gilbert G. Alvarado, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 4th day of March, 2016.

/s/ Gilbert G. Alvarado

Gilbert G. Alvarado, Trustee

POWER OF ATTORNEY

I, Joseph B. Armes, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 4th day of March, 2016.

/s/ Joseph B. Armes

Joseph B. Armes, Trustee

POWER OF ATTORNEY

I, Gerard J. Arpey, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 4th day of March, 2016.

/s/ Gerard J. Arpey

Gerard J. Arpey, Trustee

POWER OF ATTORNEY

I, Brenda A. Cline, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 4th day of March, 2016.

/s/ Brenda A. Cline

Brenda A. Cline, Trustee

POWER OF ATTORNEY

I, Eugene J. Duffy, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 4th day of March, 2016.

/s/ Eugene J. Duffy

Eugene J. Duffy, Trustee

POWER OF ATTORNEY

I, Thomas M. Dunning, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 4th day of March, 2016.

/s/ Thomas M. Dunning

Thomas M. Dunning, Trustee

POWER OF ATTORNEY

I, Alan D. Feld, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 4th day of March, 2016.

/s/ Alan D. Feld

Alan D. Feld, Trustee

POWER OF ATTORNEY

I, Richard A. Massman, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 4th day of March, 2016.

/s/ Richard A. Massman

Richard A. Massman, Trustee

POWER OF ATTORNEY

I, Barbara J. McKenna, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 4th day of March, 2016.

/s/ Barbara J. McKenna

Barbara J. McKenna, Trustee

POWER OF ATTORNEY

I, R. Gerald Turner, Trustee of the American Beacon Funds and the American Beacon Select Funds (collectively, the “Trusts”), hereby constitute and appoint Rosemary K. Behan, Trinh N. Lai, and Teresa A. Oxford, each of them with the power to act without any other and with full power of substitution, my true and lawful attorney with full power to sign for me in my capacity as Trustee for the Trusts any Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto of the Trusts and all instruments necessary or desirable in connection therewith, hereby ratifying and confirming my signature as it may be signed by said attorney to any and all amendments to said Registration Statements.

Pursuant to the requirements of the Securities Act of 1933, as amended, this instrument has been signed below by the following in my capacity and on the 4th day of March, 2016.

/s/ R. Gerald Turner

R. Gerald Turner, Trustee